NOTE 21 - Sales and Marketing expenses	12 Months Ended
Dec. 31, 2024
Notes
NOTE 21 - Sales and Marketing expenses:

NOTE 21 – Sales and Marketing expenses:

	For the year ended December 31,
	2024	2023
Wage and salaries	2,137	1,199
Share based compensation	175	49
Subcontractors	9,063	6,264
Depreciation and amortization	159	104
Office maintenance, communication and Travel	199	132
	11,733	7,748